Segmented info	12 Months Ended
Dec. 31, 2021
Segmented info
Segmented info

18.   Segmented info

The Company has three reportable segments: Cultivation, Distribution & Corporate. The cultivation is done in Lesotho at Bophelo Bio Science & Wellness Pty Ltd. The distribution is done by Canmart Ltd. in the UK and the corporate segment. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. The reportable segments have been determined by the management on the basis that these are strategic business units that offer different products & services. The business unit in Lesotho under the cultivation segment is in the process of cultivation of cannabis biomass and cannabis based medical products, the business unit in the UK under the distribution segments offers sales and distribution of cannabis based medical products. The corporate segment offers management and treasury services within the group companies. They are managed separately as each business requires different strategy and technology.

Set out below is information about the assets and liabilities as at December 31, 2021 and 2020 and profit or loss from each segment for the years ended December 31, 2021, 2020 and 2019:

	As at December 31, 2021
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$4,127,138	$3,716,771	$205,797	$8,043,909
Reportable segment liabilities	3,020,730	323,129	6,899,644	10,243,143

	As at December 31, 2020
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$4,253,676	$19,664	$—	$4,273,340
Reportable segment liabilities	9,305,736	1,024	—	9,306,760

	For the year ended December 31, 2021
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$41,431	$—	$41,431
Intersegment revenues	—	—	—	—
Other income	—	55	—	55
Finance income	26,659	90	—	26,749
Finance expense	1,082,372	—	10,509	1,092,881
Depreciation & amortization	308,544	478	—	309,022
Reportable segment loss	(5,331,600)	(1,775,923)	(1,019,823)	(8,127,347)

	For the year ended December 31, 2020
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$2,062	$—	$2,062
Intersegment revenues	—	—	—	—
Other revenue	—	—	—	—
Finance income	10,187	1	—	10,188
Finance expense	645,162	—	—	645,162
Depreciation & amortization	248,743	—	—	248,743
Reportable segment loss	(2,298,310)	(2,261)	—	(2,300,571)

	For the year ended December 31, 2019
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$—	$—	$—
Intersegment revenues	—	—	—	—
Other revenue	—	—	—	—
Finance income	399	2	—	401
Finance expense	493,807	—	—	493,807
Depreciation & amortization	198,824	—	—	198,824
Reportable segment loss	(1,394,611)	(30)	—	(1,394,641)

Set out below are reconciliations of each reportable segment’s revenues, profit or loss, assets and liabilities as at December 31, 2021 and 2020, and for the years ended December 31, 2021, 2020 and 2019:

	For the year ended December 31, 2021
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$41,431	$—	$41,431
Elimination of inter segment revenue	—	—	—	—
Total revenue	$—	$41,431	$—	$41,431

	For the year ended December 31, 2020
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$2,062	$—	$2,062
Elimination of inter segment revenue	—	—	—	—
Total revenue	$—	$2,062	$—	$2,062

For the year ended December 31, 2019
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$—	$—	$—
Elimination of inter segment Revenue	—	—	—	—
Total revenue	$—	$—	$—	$—

	For the year ended December 31, 2021
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$(5,331,600)	$(1,775,923)	$(1,019,823)	$(8,127,347)
Other profit or loss	—	—	—	—
Elimination of inter segment profit or loss	—	—	—	—
Loss before income tax expense	$(5,331,600)	$(1,775,923)	$(1,019,823)	$(8,127,347)

	For the year ended December 31, 2020
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$(2,298,310)	$(2,261)	$—	$(2,300,571)
Other profit or loss	—	—	—	—
Elimination of inter segment profit or loss	—	—	—	—
Loss before income tax expense	$(2,298,310)	$(2,261)	$—	$(2,300,571)

	For the year ended December 31, 2019
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$(1,394,611)	$(30)	$—	$(1,394,641)
Other profit or loss	—	—	—	—
Elimination of inter segment profit or loss	—	—	—	—
Loss before income tax expense	$(1,394,611)	$(30)	$—	$(1,394,641)

	As at December 31, 2021
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$4,127,138	$4,082,801	$26,025,848	$34,235,787
Other assets	—	—	—	—
Elimination of inter segment assets	—	(366,030)	(25,825,848)	(26,191,878)
Entity’s assets	$4,127,138	$3,716,771	$200,000	$8,043,909

	As at December 31, 2020
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$4,253,676	$19,664	$—	$4,273,340
Other assets	—	—	—	—
Elimination of inter segment assets	—	—	—	—
Entity’s assets	$4,253,676	$19,664	$—	$4,273,340

	As at December 31, 2021
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reprtable segments	$10,602,945	$5,437,189	$6,899,644	$22,939,779
Other liabilities	—	—	—	—
Elimination of inter segment liabilities	(7,582,575)	(5,114,060)	—	(12,696,635)
Entity’s liabilities	$3,020,730	$323,129	$6,899,644	$10,243,144

	As at December 31, 2020
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reprtable segments	$9,305,736	$1,024	$—	$9,306,760
Other liabilities	—	—	—	—
Elimination of inter segment liabilities	—	—	—	—
Entity’s liabilities	$9,305,736	$1,024	$—	$9,306,760

The Company has identified only three operating segments as disclosed above. The activities of two other subsidiary companies namely Cannahealth and Bophelo H are to hold the investments within the group companies. Therefore, there profit or loss, assets and liabilities are not included in the above segment information.